43. Other disclosures (Details 8)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Scenarios Weights
Pessimistic scenario	10.00%	10.00%	10.00%
Base scenario	80.00%	80.00%	80.00%
Optimistic scenario	10.00%	10.00%	10.00%